Long-term bank loans - Principal repayments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Current portion of long-term bank loans	$ 205,192	$ 166,586
Long-term bank loans, net of current portion and unamortized loan issuance costs	779,024	$ 927,995
Long-Term Debt [Member]
Debt Instrument [Line Items]
June 30, 2024	205,192
June 30, 2025	143,921
June 30, 2026	226,400
June 30, 2027	199,251
June 30, 2028	173,098
June 30, 2029 and thereafter	43,589
Total Long-term bank loans	991,451
Unamortized loan issuance costs	(7,235)
Total Long-term bank loans, net	984,216
Current portion of long-term bank loans	205,192
Long-term bank loans, net of current portion and unamortized loan issuance costs	$ 779,024